UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM
N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-08587

Exact name of registrant as specified in charter:	Prudential Investment Portfolios 18

Address of principal executive offices:	655 Broad Street, 6 th Floor
Newark, New Jersey 07102

Name and address of agent for service:	Andrew R. French
655 Broad Street, 6 th Floor
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	11/30/2024

Date of reporting period:	05/31/2024

Item 1 – Reports to Stockholders

(a)	Report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

PGIM Jennison MLP Fund
Class A:
PRPAX
SEMIANNUAL SHAREHOLDER REPORT – May 31, 2024
This
semiannual shareholder report
contains important information about the Class A shares of PGIM Jennison MLP Fund (the “Fund”) for the period of December 1, 2023 to May 31, 2024.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison MLP Fund—Class A	$153.34	1.47%
WHAT ARE SOME KEY FUND STATISTICS AS OF 5/31/24?

Fund’s net assets	$ 538,733,387
Number of portfolio holdings	23
Portfolio turnover rate for the year	40%
To enroll in e-delivery, go to
pgim.com/investments/resource/edelivery
MF218E2A

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 5/31/24?

Industry Classification	% of Net Assets
Oil & Gas Storage & Transportation	103.3%
Integrated Oil & Gas	2.6%
Affiliated Mutual Funds (NaN represents investments purchased with collateral from securities on loan)	1.5%
Oil & Gas Refining & Marketing	1.1%
108.5%
Liabilities in excess of other assets	(8.5)%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
, including the Fund’s prospectus,
financial information; fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852.

E-DELIVERY
To receive your mutual fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll. Instead of receiving printed
documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.
PGIM Jennison MLP Fund

SHARE CLASS	A
NASDAQ	PRPAX
CUSIP	74440G701
MF218E2A

PGIM Jennison MLP Fund
Class C:
PRPCX
SEMIANNUAL SHAREHOLDER REPORT – May 31, 2024
This
semiannual shareholder report
contains important information about the Class C shares of PGIM Jennison MLP Fund (the “Fund”) for the period of December 1, 2023 to May 31, 2024.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison MLP Fund—Class C	$228.67	2.20%

WHAT ARE SOME KEY FUND STATISTICS AS OF 5/31/24?

Fund’s net assets	$ 538,733,387
Number of portfolio holdings	23
Portfolio turnover rate for the year	40%
To enroll in e-delivery, go to
pgim.com/investments/resource/edelivery
MF218E2C

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 5/31/24?

Industry Classification	% of Net Assets
Oil & Gas Storage & Transportation	103.3%
Integrated Oil & Gas	2.6%
Affiliated Mutual Funds (NaN represents investments purchased with collateral from securities on loan)	1.5%
Oil & Gas Refining & Marketing	1.1%
108.5%
Liabilities in excess of other assets	(8.5)%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
, including the Fund’s prospectus,
financial information; fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852.

E-DELIVERY
To receive your mutual fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll. Instead of receiving printed
documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.
PGIM Jennison MLP Fund

SHARE CLASS	C
NASDAQ	PRPCX
CUSIP	74440G800
MF218E2C

PGIM Jennison MLP Fund
Class Z:
PRPZX
SEMIANNUAL SHAREHOLDER REPORT – May 31, 2024
This
semiannual shareholder report
contains important information about the Class Z shares of PGIM Jennison MLP Fund (the “Fund”) for the period of December 1, 2023 to May 31, 2024.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison MLP Fund—Class Z	$123.35	1.18%
WHAT ARE SOME KEY FUND STATISTICS AS OF 5/31/24?

Fund’s net assets	$ 538,733,387
Number of portfolio holdings	23
Portfolio turnover rate for the year	40%
To enroll in e-delivery, go to
pgim.com/investments/resource/edelivery
MF218E2Z

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 5/31/24?

Industry Classification	% of Net Assets
Oil & Gas Storage & Transportation	103.3%
Integrated Oil & Gas	2.6%
Affiliated Mutual Funds (NaN represents investments purchased with collateral from securities on loan)	1.5%
Oil & Gas Refining & Marketing	1.1%
108.5%
Liabilities in excess of other assets	(8.5)%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
, including the Fund’s prospectus,
financial information; fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852.

E-DELIVERY
To receive your mutual fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll. Instead of receiving printed
documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.
PGIM Jennison MLP Fund

SHARE CLASS	Z
NASDAQ	PRPZX
CUSIP	74440G883
MF218E2Z

PGIM Jennison MLP Fund
Class R6:
PRPQX
SEMIANNUAL SHAREHOLDER REPORT – May 31, 2024
This
semiannual shareholder report
contains important information about the Class R6 shares of PGIM Jennison MLP Fund (the “Fund”) for the period of December 1, 2023 to May 31, 2024.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison MLP Fund—Class R6	$194	3.69%
WHAT ARE SOME KEY FUND STATISTICS AS OF 5/31/2024?

Fund’s net assets	$ 563,998,278
Number of fund holdings	23
Portfolio turnover rate for the period	38%
MF218E2R6

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 5/31/2024?

Industry Classification	% of Net Assets
Oil & Gas Storage & Transportation	99.8%
Independent Power Producers & Energy Traders	3.5%
Oil & Gas Equipment & Services	2.7%
Oil & Gas Refining & Marketing	2.2%
Electric Utilities	1.1%
Affiliated Mutual Funds	0.9%
110.2%
Liabilities in excess of other assets	(10.2)%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Jennison MLP Fund

SHARE CLASS	R6
NASDAQ	PRPQX
CUSIP	74440G859
MF218E2R6

(b)	Copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule. – Not applicable.

Item 2 – Code of Ethics – Not required, as this is not an annual filing.

Item 3 – Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 – Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 – Audit Committee of Listed Registrants – Not applicable.

Item 6 – Investments – The registrant’s Schedule of Investments is included in the financial statements filed under Item 7 of this Form.

PRUDENTIAL INVESTMENT PORTFOLIOS 18

PGIM Jennison MLP Fund

FINANCIAL STATEMENTS AND OTHER INFORMATION

MAY 31, 2024

Table of Contents	Financial Statements and Other Information	May 31, 2024

Form N-CSR Item 7 - Financial Statements and Financial Highlights for Open-End Management Investment Companies.

PGIM Jennison MLP Fund	1
Notes to Financial Statements	13

Other Information - Form N-CSR Items 8-11	32

Schedule of Investments (unaudited)

as of May 31, 2024

Description	Shares	Value

LONG-TERM INVESTMENTS 109.3%

COMMON STOCKS 49.5%

Electric Utilities 1.1%
NRG Energy, Inc.	74,503	$6,034,743

Independent Power Producers & Energy Traders 3.6%
Vistra Corp.	201,933	20,007,522

Oil & Gas Equipment & Services 1.6%
Kodiak Gas Services, Inc.	330,662	9,109,738

Oil & Gas Refining & Marketing 2.2%
Valero Energy Corp.	78,422	12,323,233

Oil & Gas Storage & Transportation 41.0%
Antero Midstream Corp.	460,154	6,741,256
Cheniere Energy, Inc.	184,358	29,089,849
DT Midstream, Inc.	196,404	13,174,780
EnLink Midstream LLC, UTS*	1,378,550	17,493,799
Keyera Corp. (Canada)	243,924	6,458,944
Kinetik Holdings, Inc.	470,137	19,270,915
ONEOK, Inc.	437,922	35,471,682
Pembina Pipeline Corp. (Canada)	173,713	6,449,964
Targa Resources Corp.	516,467	61,061,893
Williams Cos., Inc. (The)	873,829	36,272,642

		231,485,724

TOTAL COMMON STOCKS (cost $190,619,560)		278,960,960

MASTER LIMITED PARTNERSHIPS 59.8%

Oil & Gas Equipment & Services 1.1%
USA Compression Partners LP	243,817	5,973,517

Oil & Gas Storage & Transportation 58.7%
Energy Transfer LP	4,485,927	70,294,476
Enterprise Products Partners LP	2,024,565	57,700,102
Hess Midstream LP (Class A Stock)	443,817	15,422,641
MPLX LP	1,441,421	58,637,006
Plains All American Pipeline LP	381,189	6,484,025

See Notes to Financial Statements.

PGIM Jennison MLP Fund  1

Schedule of Investments (unaudited) (continued)

as of May 31, 2024

Description	Shares	Value

MASTER LIMITED PARTNERSHIPS (Continued)

Oil & Gas Storage & Transportation (cont’d.)
Plains GP Holdings LP (Class A Stock)*	2,761,463	$49,733,949
Western Midstream Partners LP	1,957,323	73,047,294

		331,319,493

TOTAL MASTER LIMITED PARTNERSHIPS (cost $216,967,011)		337,293,010

TOTAL LONG-TERM INVESTMENTS (cost $407,586,571)		616,253,970

SHORT-TERM INVESTMENT 0.9%

AFFILIATED MUTUAL FUND
PGIM Core Government Money Market Fund (7-day effective yield 5.550%) (cost $5,157,608)(wb)	5,157,608	5,157,608

TOTAL INVESTMENTS 110.2% (cost $412,744,179)		621,411,578
Liabilities in excess of other assets (10.2)%		(57,413,300)

NET ASSETS 100.0%		$563,998,278

Below is a list of the abbreviation(s) used in the semiannual report:

LP — Limited Partnership

SOFR — Secured Overnight Financing Rate

UTS — Unit Trust Security

*	Non-income producing security.
(wb)	Represents an investment in a Fund affiliated with the Manager.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

The following is a summary of the inputs used as of May 31, 2024 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Common Stocks
Electric Utilities	$6,034,743	$—	$—
Independent Power Producers & Energy Traders	20,007,522	—	—
Oil & Gas Equipment & Services	9,109,738	—	—
Oil & Gas Refining & Marketing	12,323,233	—	—
Oil & Gas Storage & Transportation	231,485,724	—	—
Master Limited Partnerships
Oil & Gas Equipment & Services	5,973,517	—	—
Oil & Gas Storage & Transportation	331,319,493	—	—
Short-Term Investment
Affiliated Mutual Fund	5,157,608	—	—

Total	$621,411,578	$—	$—

See Notes to Financial Statements.

PGIM Jennison MLP Fund  3

Statement of Assets and Liabilities (unaudited)

as of May 31, 2024

Assets

Investments at value:
Unaffiliated investments (cost $407,586,571)	$616,253,970
Affiliated investments (cost $5,157,608)	5,157,608
Receivable for Fund shares sold	876,718
Tax reclaim receivable	250,343
Dividends receivable	138,717
Franchise tax receivable	27,181
Prepaid expenses	893

Total Assets	622,705,430

Liabilities
Deferred tax liability	55,419,164
Current tax liability	2,070,976
Payable for Fund shares purchased	549,574
Management fee payable	476,482
Accrued expenses and other liabilities	150,887
Distribution fee payable	34,680
Trustees’ fees payable	3,146
Affiliated transfer agent fee payable	2,243

Total Liabilities	58,707,152

Net Assets	$563,998,278

Net assets were comprised of:
Shares of beneficial interest, at par	$71,772
Paid-in capital in excess of par	456,278,535
Total distributable earnings (loss)	107,647,971

Net assets, May 31, 2024	$563,998,278

See Notes to Financial Statements.

Class A

Net asset value, offering price and redemption price per share, ($45,554,382 ÷ 5,969,070 shares of beneficial interest issued and outstanding)	$7.63
Maximum sales charge (5.50% of offering price)	0.44

Maximum offering price to public	$8.07

Class C

Net asset value, offering price and redemption price per share, ($29,638,691 ÷ 4,347,283 shares of beneficial interest issued and outstanding)	$6.82

Class Z

Net asset value, offering price and redemption price per share, ($421,559,665 ÷ 53,026,118 shares of beneficial interest issued and outstanding)	$7.95

Class R6

Net asset value, offering price and redemption price per share, ($67,245,540 ÷ 8,429,539 shares of beneficial interest issued and outstanding)	$7.98

See Notes to Financial Statements.

PGIM Jennison MLP Fund  5

Statement of Operations (unaudited)

Six Months Ended May 31, 2024

Net Investment Income (Loss)

Income
Unaffiliated distributions and dividend income (net of $79,199 foreign withholding tax)	$24,556,908
Less: Return of capital on distributions	(17,983,029)
Affiliated dividend income	182,012

Total income	6,755,891

Expenses
Management fee	2,696,125
Distribution fee(a)	208,670
Transfer agent’s fees and expenses (including affiliated expense of $7,139)(a)	243,308
Professional fees	70,643
Registration fees(a)	36,907
Audit fee	32,598
Franchise tax expense	29,649
Custodian and accounting fees	29,449
Shareholders’ reports	16,517
Trustees’ fees	8,789
Miscellaneous	13,032

Total expenses	3,385,687
Less: Distribution fee waiver(a)	(10,600)

Net expenses	3,375,087

Net Investment income (loss), before current and deferred taxes	3,380,804

Current and deferred tax expense	(685,612)

Net investment income (loss), after taxes	2,695,192

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions	38,733,656
Current and deferred tax expense	(7,851,305)
Foreign currency transactions	(18,312)

30,864,039

Net change in unrealized appreciation (depreciation) on:
Investments	26,669,747
Current and deferred tax expense	(5,408,239)
Foreign currencies	(1,336)

21,260,172

Net gain (loss) on investment and foreign currency transactions, after current and deferred taxes	52,124,211

Net Increase (Decrease) In Net Assets Resulting From Operations	$54,819,403

See Notes to Financial Statements.

(a)	Class specific expenses and waivers were as follows:

	Class A	Class C	Class Z	Class R6

Distribution fee	63,599	145,071	—	—
Transfer agent’s fees and expenses	19,266	12,319	211,350	373
Registration fees	8,256	7,349	14,000	7,302
Distribution fee waiver	(10,600)	—	—	—

See Notes to Financial Statements.

PGIM Jennison MLP Fund  7

Statements of Changes in Net Assets (unaudited)

	Six Months Ended May 31, 2024	Year Ended November 30, 2023

Increase (Decrease) in Net Assets
Operations
Net investment income (loss), after taxes	$2,695,192	$3,028,094
Net realized gain (loss) on investment and foreign currency transactions, after current and deferred taxes	30,864,039	48,545,202
Net change in unrealized appreciation (depreciation) on investments and foreign currencies, after current and deferred taxes	21,260,172	(8,351,792)

Net increase (decrease) in net assets resulting from operations	54,819,403	43,221,504

Dividends and Distributions
Distributions from distributable earnings
Class A	(1,388,908)	(2,692,982)
Class C	(1,006,888)	(2,441,063)
Class Z	(12,569,366)	(27,134,134)
Class R6	(1,852,030)	(3,684,417)

	(16,817,192)	(35,952,596)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	46,015,745	81,933,398
Net asset value of shares issued in reinvestment of dividends and distributions	16,793,301	35,906,655
Cost of shares purchased	(75,546,366)	(149,112,692)

Net increase (decrease) in net assets from Fund share transactions	(12,737,320)	(31,272,639)

Total increase (decrease)	25,264,891	(24,003,731)

Net Assets:

Beginning of period	538,733,387	562,737,118

End of period	$563,998,278	$538,733,387

See Notes to Financial Statements.

Financial Highlights (unaudited)

Class A Shares
	Six Months Ended May 31,		Year Ended November 30,
	2024		2023	2022	2021		2020	2019

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$7.12		$7.03	$5.76	$4.42		$5.87	$6.50
Income (loss) from investment operations:
Net investment income (loss)	0.04		0.03	(0.02)	(-	)(b)(c)	0.02	- (c)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.71		0.53	1.68	1.66		(1.12)	(0.18)
Total from investment operations	0.75		0.56	1.66	1.66		(1.10)	(0.18)
Less Dividends and Distributions:
Dividends from net investment income	(0.24)		(0.47)	(0.39)	(0.11)		-	-
Tax return of capital distributions	-		-	-	(0.21)		(0.35)	(0.45)
Total dividends and distributions	(0.24)		(0.47)	(0.39)	(0.32)		(0.35)	(0.45)
Net asset value, end of period	$7.63		$7.12	$7.03	$5.76		$4.42	$5.87
Total Return(d):	10.58%		8.63%	29.47%	37.90%		(18.96)%	(3.24)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$45,554		$39,391	$38,163	$28,139		$20,308	$45,620
Average net assets (000)	$42,400		$38,031	$33,865	$25,733		$28,294	$51,347
Ratios to average net assets(e):
Expenses after waivers and/or expense reimbursement, before taxes	1.45	%(f)	1.47%	1.48%	1.50%		1.50%	1.47%
Expenses after waivers and/or expense reimbursement, after taxes(g)	4.04	%(f)	3.58%	7.35%	1.02%		1.97%	1.43%
Expenses before waivers and/or expense reimbursement, before taxes	1.50	%(f)	1.52%	1.53%	1.55%		1.57%	1.52%
Net investment income (loss)	1.07	%(f)	0.46%	(0.26)%	(0.03)%		0.44%	0.05%
Net investment income (loss), after taxes(h)	0.94	%(f)	0.31%	(0.26)%	(0.03)%		0.45%	0.05%
Portfolio turnover rate(i)	38%		40%	37%	42%		45%	23%

(a)	Calculated based on average shares outstanding during the period.
(b)	The per share amount of net investment income (loss) does not directly correlate to the amounts reported in the Statement of Operations due to class specific expenses.
(c)	Amount rounds to zero.
(d)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(e)	Does not include expenses of the underlying funds in which the Fund invests.
(f)	Annualized.
(g)	Tax estimate for the ratio calculation is derived from the net investment income (loss), realized and unrealized gains (losses), which is not annualized.
(h)	Tax estimate for the ratio calculation is derived from the net investment income (loss) only, which is not annualized.
(i)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison MLP Fund  9

Financial Highlights (unaudited) (continued)

Class C Shares
	Six Months Ended May 31,
			Year Ended November 30,
	2024		2023		2022	2021		2020		2019

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$6.41		$6.42		$5.33	$4.14		$5.56		$6.22
Income (loss) from investment operations:
Net investment income (loss)	0.01		(0.01	)(b)	(0.06)	(0.03	)(b)	(0.02	)(b)	(0.03)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.64		0.47		1.54	1.54		(1.05)		(0.18)
Total from investment operations	0.65		0.46		1.48	1.51		(1.07)		(0.21)
Less Dividends and Distributions:
Dividends from net investment income	(0.24)		(0.47)		(0.39)	(0.11)		-		-
Tax return of capital distributions	-		-		-	(0.21)		(0.35)		(0.45)
Total dividends and distributions	(0.24)		(0.47)		(0.39)	(0.32)		(0.35)		(0.45)
Net asset value, end of period	$6.82		$6.41		$6.42	$5.33		$4.14		$5.56
Total Return(c):	10.19%		7.88%		28.44%	36.83%		(19.49)%		(3.89)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$29,639		$31,067		$34,626	$27,871		$22,823		$38,772
Average net assets (000)	$29,014		$31,833		$31,511	$27,590		$27,522		$47,560
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement, before taxes	2.21	%(e)	2.20%		2.21%	2.23%		2.25%		2.21%
Expenses after waivers and/or expense reimbursement, after taxes(f)	4.80	%(e)	4.31%		8.08%	1.75%		2.72%		2.17%
Expenses before waivers and/or expense reimbursement, before taxes	2.21	%(e)	2.20%		2.21%	2.23%		2.25%		2.21%
Net investment income (loss)	0.30	%(e)	(0.20)%		(0.96)%	(0.68)%		(0.38)%		(0.56)%
Net investment income (loss), after taxes(g)	0.17	%(e)	(0.35)%		(0.96)%	(0.68)%		(0.37)%		(0.56)%
Portfolio turnover rate(h)	38%		40%		37%	42%		45%		23%

(a)	Calculated based on average shares outstanding during the period.
(b)	The per share amount of net investment income (loss) does not directly correlate to the amounts reported in the Statement of Operations due to class specific expenses.
(c)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)	Tax estimate for the ratio calculation is derived from the net investment income (loss), realized and unrealized gains (losses), which is not annualized.
(g)	Tax estimate for the ratio calculation is derived from the net investment income (loss) only, which is not annualized.
(h)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

Class Z Shares
	Six Months Ended May 31,
			Year Ended November 30,
	2024		2023	2022		2021	2020	2019

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$7.40		$7.26	$5.93		$4.53	$5.98	$6.60
Income (loss) from investment operations:
Net investment income (loss)	0.05		0.06	-	(b)(c)	0.02	0.03	0.02
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.74		0.55	1.72		1.70	(1.13)	(0.19)
Total from investment operations	0.79		0.61	1.72		1.72	(1.10)	(0.17)
Less Dividends and Distributions:
Dividends from net investment income	(0.24)		(0.47)	(0.39)		(0.11)	-	-
Tax return of capital distributions	-		-	-		(0.21)	(0.35)	(0.45)
Total dividends and distributions	(0.24)		(0.47)	(0.39)		(0.32)	(0.35)	(0.45)
Net asset value, end of period	$7.95		$7.40	$7.26		$5.93	$4.53	$5.98
Total Return(d):	10.72%		9.06%	29.64%		38.32%	(18.60)%	(2.89)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$421,560		$411,752	$425,535		$323,886	$252,513	$352,610
Average net assets (000)	$411,603		$402,196	$387,625		$315,208	$267,715	$388,262
Ratios to average net assets(e):
Expenses after waivers and/or expense reimbursement, before taxes	1.18	%(f)	1.18%	1.19%		1.19%	1.20%	1.17%
Expenses after waivers and/or expense reimbursement, after taxes(g)	3.77	%(f)	3.29%	7.06%		0.71%	1.67%	1.13%
Expenses before waivers and/or expense reimbursement, before taxes	1.18	%(f)	1.18%	1.19%		1.19%	1.20%	1.17%
Net investment income (loss)	1.33	%(f)	0.80%	0.06%		0.34%	0.62%	0.37%
Net investment income (loss), after taxes(h)	1.20	%(f)	0.65%	0.06%		0.35%	0.63%	0.37%
Portfolio turnover rate(i)	38%		40%	37%		42%	45%	23%

(a)	Calculated based on average shares outstanding during the period.
(b)	The per share amount of net investment income (loss) does not directly correlate to the amounts reported in the Statement of Operations due to class specific expenses.
(c)	Amount rounds to zero.
(d)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(e)	Does not include expenses of the underlying funds in which the Fund invests.
(f)	Annualized.
(g)	Tax estimate for the ratio calculation is derived from the net investment income (loss), realized and unrealized gains (losses), which is not annualized.
(h)	Tax estimate for the ratio calculation is derived from the net investment income (loss) only, which is not annualized.
(i)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison MLP Fund  11

Financial Highlights (unaudited) (continued)

Class R6 Shares
	Six Months Ended May 31,
			Year Ended November 30,
	2024		2023	2022		2021	2020	2019

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$7.42		$7.28	$5.93		$4.53	$5.98	$6.59
Income (loss) from investment operations:
Net investment income (loss)	0.05		0.06	-	(b)(c)	0.01	0.02	0.07
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.75		0.55	1.74		1.71	(1.12)	(0.23)
Total from investment operations	0.80		0.61	1.74		1.72	(1.10)	(0.16)
Less Dividends and Distributions:
Dividends from net investment income	(0.24)		(0.47)	(0.39)		(0.11)	-	-
Tax return of capital distributions	-		-	-		(0.21)	(0.35)	(0.45)
Total dividends and distributions	(0.24)		(0.47)	(0.39)		(0.32)	(0.35)	(0.45)
Net asset value, end of period	$7.98		$7.42	$7.28		$5.93	$4.53	$5.98
Total Return(d):	10.83%		9.04%	29.99%		38.32%	(18.60)%	(2.89)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$67,246		$56,523	$64,413		$42,615	$17,116	$2,611
Average net assets (000)	$56,208		$55,166	$53,695		$35,663	$3,836	$7,303
Ratios to average net assets(e):
Expenses after waivers and/or expense reimbursement, before taxes	1.10	%(f)	1.09%	1.10%		1.11%	1.20%	1.17%
Expenses after waivers and/or expense reimbursement, after taxes(g)	3.69	%(f)	3.20%	6.97%		0.63%	1.67%	1.13%
Expenses before waivers and/or expense reimbursement, before taxes	1.10	%(f)	1.09%	1.10%		1.11%	1.33%	1.41%
Net investment income (loss)	1.36	%(f)	0.89%	0.01%		0.21%	0.53%	1.06%
Net investment income (loss), after taxes(h)	1.23	%(f)	0.74%	0.01%		0.22%	0.54%	1.06%
Portfolio turnover rate(i)	38%		40%	37%		42%	45%	23%

(a)	Calculated based on average shares outstanding during the period.
(b)	The per share amount of net investment income (loss) does not directly correlate to the amounts reported in the Statement of Operations due to class specific expenses.
(c)	Amount rounds to zero.
(d)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(e)	Does not include expenses of the underlying funds in which the Fund invests.
(f)	Annualized.
(g)	Tax estimate for the ratio calculation is derived from the net investment income (loss), realized and unrealized gains (losses), which is not annualized.
(h)	Tax estimate for the ratio calculation is derived from the net investment income (loss) only, which is not annualized.
(i)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

Notes to Financial Statements (unaudited)

1.	Organization

Prudential Investment Portfolios 18 (the “Registered Investment Company” or “RIC”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The RIC is organized as a Delaware Statutory Trust. These financial statements relate only to the PGIM Jennison MLP Fund (the “Fund”), a series of the RIC. The Fund is classified as a non-diversified fund for purposes of the 1940 Act.

The investment objective of the Fund is to seek total return.

2.	Accounting Policies

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform to U.S. generally accepted accounting principles (“GAAP”). The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued as of the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. As described in further detail below, the Fund’s investments are valued daily based on a number of factors, including the type of investment and whether market quotations are readily available. The RIC’s Board of Trustees (the “Board”) has approved the Fund’s valuation policies and procedures for security valuation and designated PGIM Investments LLC (“PGIM Investments” or the “Manager”) as the “Valuation Designee,” as defined by Rule 2a-5(b) under the 1940 Act, to perform the fair value determination relating to all Fund investments. Pursuant to the Board’s oversight, the Valuation Designee has established a Valuation Committee to perform the duties and responsibilities as Valuation Designee under Rule 2a-5. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. Fair value is the estimated price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some

PGIM Jennison MLP Fund  13

Notes to Financial Statements (unaudited) (continued)

of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 Fair Value Measurement.

Common or preferred stocks, MLPs, exchange-traded funds (“ETFs”) and derivative instruments, if applicable, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on a valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Foreign equities traded on foreign securities exchanges are generally valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements up to the time the Fund is valued. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stock valuation policies discussed above.

Investments in open-end funds (other than ETFs) are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Securities and other assets that cannot be priced according to the methods described above are valued based on policies and procedures approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; and any available analyst media or other reports or information deemed reliable by the Valuation Designee regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities — at the exchange rate as of the valuation date;

(ii) purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period unrealized and realized foreign currency gains (losses) are included in the reported net change in unrealized appreciation (depreciation) on investments and net realized gains (losses) on investment transactions on the Statements of Operations.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on investment transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) arise from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Fund becomes aware of such dividends. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual expense amounts. Net investment income or

PGIM Jennison MLP Fund  15

Notes to Financial Statements (unaudited) (continued)

loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where applicable, are charged to the respective share classes. Such class specific expenses and waivers include distribution fees and distribution fee waivers, shareholder servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

Distributions from MLPs: Distributions received from the Fund’s investments in MLPs generally are comprised of income and return of capital. The Fund records investment income and return of capital based on estimates made at the time such distributions are received. Such estimates are based on historical information available from each MLP and other industry sources. These estimates may subsequently be revised based on information received from MLPs after their respective tax reporting periods have concluded. For the six months ended May 31, 2024, the Fund estimates that 100% of the MLP distributions received from investments taxed as partnerships would be treated as return of capital while the nature of distributions received from MLP investments taxed as corporations will typically be considered dividend income.

Income Taxes: The Fund does not intend to qualify as a regulated investment company pursuant to Subchapter M of the Internal Revenue Code (the “Code”). This differs from most investment companies, which elect to be treated as “regulated investment companies” under the Code in order to avoid paying entity level income taxes. Under current law, the Fund is not eligible to elect treatment as a regulated investment company due to its investments primarily in MLPs invested in energy assets. As a result, the Fund is treated as a regular C-corporation for federal, state and local income tax purposes and will be required to pay federal, state and local income tax on its taxable income.

The Fund intends to invest primarily in MLPs, which generally are treated as partnerships for federal income tax purposes. As a limited partner in the MLPs, the Fund reports its allocable share of the MLP’s taxable income or loss in computing its own taxable income or loss. The Fund’s tax expense or benefit will be included in the Statement of Operations based on the component of income or gains (losses) to which such expense or benefit relates. Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Such temporary differences are principally: (i) taxes on unrealized gains (losses), which are attributable to the temporary difference between fair market value and tax basis, (ii) the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting and income tax purposes and (iii) the net tax benefit of accumulated net operating losses and capital loss carryforwards.

The Fund will accrue a deferred income tax liability balance, at the effective statutory United States federal income tax rate of 21% plus an estimated state and local income tax rate for its future tax liability associated with the capital appreciation of its investments, the distributions received by the Fund on interests of MLPs considered to be return of capital, and for any net operating gains. The Fund may also record a deferred tax asset balance, which reflects an estimate of the Fund’s future tax benefit associated with net operating losses and/or unrealized losses.

To the extent the Fund has a deferred tax asset, consideration is given to whether or not a valuation allowance is required. A valuation allowance is required if based on the evaluation criterion provided by ASC 740, Income Taxes (ASC 740) it is more-likely-than-not that some portion or the entire deferred tax asset will not be realized. Among the factors considered in assessing the Fund’s valuation allowance are the nature, frequency and severity of current and cumulative losses, forecasts of future profitability, the duration of the statutory carryforward periods and the associated risks that operating and capital loss carryforwards may expire unutilized.

Unexpected significant decreases in cash distributions from the Fund’s MLP investments or significant declines in the fair value of its investments may change the Fund’s assessment regarding the recoverability of their deferred tax assets and may result in a valuation allowance. If a valuation allowance is required to reduce any deferred tax asset in the future, it could have a material impact on the Fund’s net asset value and results of operations in the period it is recorded.

The Fund may rely, to some extent, on information provided by the MLPs, which may not be available on a timely basis, to estimate taxable income allocable to MLP units held in its portfolio, and to estimate its associated deferred tax benefit/(liability). Such estimates are made in good faith. From time to time, as new information becomes available, the Fund may modify its estimates or assumptions regarding its tax benefit/(liability).

The Fund’s policy is to classify interest and penalties associated with underpayment of federal, state, and local income taxes, if any, as income tax expense on its Statement of Operations. For the six months ended May 31, 2024, the Fund does not have any interest or penalties associated with the underpayment of any income taxes. The Fund anticipates filing income tax returns in the U.S. federal jurisdiction and various states. The Fund has reviewed all major jurisdictions and concluded that there is no significant impact on the Fund’s net assets and no tax liability resulting from unrecognized tax benefits or expenses relating to uncertain tax positions expected to be taken on its tax returns.

State franchise taxes are separate and distinct from state income taxes. State franchise taxes are imposed on a corporation for the right to conduct business in the state and typically are based off the net worth or capital apportioned to a state. Due to the nature of the Fund’s investments, the Fund may be required to file franchise state returns in several states.

PGIM Jennison MLP Fund  17

Notes to Financial Statements (unaudited) (continued)

Dividends and Distributions: The Fund expects to pay distributions from its gross income to its shareholders quarterly. The estimated tax character of the distributions will be either qualified dividend income or a return of capital. The estimated characterization of the distributions paid will be based on the operating results during the period, and their actual tax character will not be determined until after the end of the fiscal year. Due to the tax characterization of distributions made by the underlying MLP securities held by the Fund, the Fund may have a significant portion of its distributions consist of return of capital for U.S. federal income tax purposes. Dividends and distributions to shareholders are recorded on the ex-date.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3.	Agreements

The RIC, on behalf of the Fund, has a management agreement with the Manager pursuant to which it has responsibility for all investment advisory services, including supervision of the subadviser’s performance of such services, and for rendering administrative services.

The Manager has entered into a subadvisory agreement with Jennison Associates LLC (“Jennison” or the “subadviser”). The Manager pays for the services of Jennison.

Fees payable under the management agreement are computed daily and paid monthly. For the reporting period ended May 31, 2024, the contractual and effective management fee rates were as follows:

Contractual Management Rate	Effective Management Fee, before any waivers and/or expense reimbursements
1.00% of average daily net assets up to $1 billion;	1.00%
0.98% of average daily net assets from $1 billion to $3 billion;
0.96% of average daily net assets from $3 billion to $5 billion;
0.95% of average daily net assets from $5 billion to $10 billion;
0.94% of average daily net assets over $10 billion

The Manager has contractually agreed, through March 31, 2025, to limit total annual operating expenses after fee waivers and/or expense reimbursements. This contractual waiver excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales.

Where applicable, the Manager agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class and, in addition, total annual operating expenses for Class R6 shares will not exceed total annual operating expenses for Class Z shares. Fees and/or expenses waived and/or reimbursed by the Manager for the purpose of preventing the expenses from exceeding a certain expense ratio limit may be recouped by the Manager within the same fiscal year during which such waiver/reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the waiver/reimbursement and/or recoupment for that fiscal year, as applicable. The expense limitations attributable to each class are as follows:

Class	Expense Limitations
A	1.50%
C	2.25
Z	1.25
R6	1.20

The RIC, on behalf of the Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class C, Class Z and Class R6 shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A and Class C shares, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate based on average daily net assets per class. PIMS has contractually agreed through March 31, 2025 to limit such fees on certain classes based on the daily net assets. The distribution fees are accrued daily and payable monthly.

The Fund’s annual gross and net distribution rates, where applicable, are as follows:

Class	Gross Distribution Fee	Net Distribution Fee
A	0.30%	0.25%
C	1.00	1.00
Z	N/A	N/A
R6	N/A	N/A

For the reporting period ended May 31, 2024, PIMS received front-end sales charges (“FESL”) resulting from sales of certain class shares and contingent deferred sales charges (“CDSC”) imposed upon redemptions by certain shareholders. From these fees, PIMS paid

PGIM Jennison MLP Fund  19

Notes to Financial Statements (unaudited) (continued)

such sales charges to broker-dealers, who in turn paid commissions to salespersons and incurred other distribution costs. The sales charges are as follows where applicable:

Class	FESL	CDSC
A	$20,274	$ —
C	—	58

The RIC, on behalf of the Fund, has entered into brokerage commission recapture agreements with certain registered broker-dealers. Under the brokerage commission recapture program, a portion of the commission is returned to the Fund on whose behalf the trades were made. Commission recapture is paid solely to the Fund generating the applicable trades. Such amounts are included within realized gain (loss) on investment transactions presented in the Statement of Operations. For the reporting period ended May 31, 2024, brokerage commission recaptured under these agreements was $28,645.

PGIM Investments, PIMS and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

4.	Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent and shareholder servicing agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may invest its overnight sweep cash in the PGIM Core Government Money Market Fund (the “Core Government Fund”), a series of the Prudential Government Money Market Fund, Inc., registered under the 1940 Act and managed by PGIM Investments. PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services to the Core Government Fund. In addition to the realized and unrealized gains on investments in the Core Government Fund, earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income”.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act that, subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors/trustees, and/or common officers. For the reporting period ended May 31, 2024, no Rule 17a-7 transactions were entered into by the Fund.

5.	Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the reporting period ended May 31, 2024, were as follows:

Cost of Purchases	Proceeds from Sales

$224,302,187	$238,348,487

A summary of the cost of purchases and proceeds from sales of shares of an affiliated mutual fund for the reporting period ended May 31, 2024, is presented as follows:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Short-Term Investments - Affiliated Mutual Fund:

PGIM Core Government Money Market Fund (7-day effective yield 5.550%)(1)(wb)
$8,091,030	$163,970,981	$166,904,403	$—	$—	$5,157,608	5,157,608	$182,012

(1)	The Fund did not have any capital gain distributions during the reporting period.
(wb)	Represents an investment in a Fund affiliated with the Manager.

6.	Distributions and Tax Information

Currently, the federal income tax rate for a corporation is 21%. The Fund is currently using an estimated rate of 1.26% for state and local tax, net of federal tax benefit.

The Fund’s income tax expense/(benefit) consists of the following:

May 31, 2024	Current	Deferred	Total
Federal	$1,953,751	$11,687,113	$13,640,864
State	83,976	220,316	304,292
Valuation Allowance	—	—	—

Total tax expense/(benefit)	$2,037,727	$11,907,429	$13,945,156

The reconciliation between the federal statutory income tax rate of 21% and the effective tax rate on net investment income/loss and realized and unrealized gain/loss is as follows:

Description	Amount	Rate
Application of statutory income tax rate	$14,440,557	21.00%
State income taxes, net of Federal benefit	866,433	1.26%
Change in estimated tax rate	(502,796)	(0.73)%
Effect of permanent difference	(859,038)	(1.25)%
Total income tax expense/(benefit)	$13,945,156	20.28%

As of May 31, 2024, components of the Fund’s deferred tax assets and liabilities are as follows:

Deferred tax assets:

Other Assets	$536,865

PGIM Jennison MLP Fund  21

Notes to Financial Statements (unaudited) (continued)

Deferred tax liabilities:

Net unrealized gain on investment securities (tax basis)	(39,878,082)
GAAP vs tax deferred income from MLP Investments	(16,077,947)
Net deferred tax liability	$(55,419,164)

For the period ended May 31, 2024, the tax character of dividends paid as reflected in the Statement of Changes in Net Assets were as follows:

Ordinary Income	Long-Term Capital Gains	Tax Return of Capital	Total Dividends and Distributions
$16,817,192	$—	$—	$16,817,192

For the year ended November 30, 2023, the tax character of dividends paid as reflected in the Statement of Changes in Net Assets were as follows:

Ordinary Income	Long-Term Capital Gains	Tax Return of Capital	Total Dividends and Distributions
$35,952,596	$—	$—	$35,952,596

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of May 31, 2024 were as follows:

Tax Basis	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
$370,037,403	$253,137,881	$(1,763,706)	$251,374,175

GAAP basis may differ from tax basis due to certain tax-related adjustments.

7.	Capital and Ownership

The Fund offers Class A, Class C, Class Z and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 5.50%. Investors who purchase $1 million or more of Class A shares and sell these shares within 12 months of purchase are subject to a CDSC of 1%, although they are not subject to an initial sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class C shares will automatically convert to Class A shares on a monthly basis approximately eight years (ten years prior to January 22, 2021) after purchase. Class Z and Class R6 shares are not subject to any sales or redemption charges and are available exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of beneficial interest, below.

The RIC has authorized an unlimited number of shares of beneficial interest of the Fund at $0.001 par value per share, currently divided into four classes, designated Class A, Class C, Class Z and Class R6.

As of May 31, 2024, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned shares of the Fund as follows:

Class	Number of Shares	Percentage of Outstanding Shares
R6	5,194,345	61.6%

At the reporting period end, the number of shareholders holding greater than 5% of the Fund are as follows:

	Number of Shareholders	Percentage of Outstanding Shares
Affiliated	1	5.5%
Unaffiliated	7	80.7

Transactions in shares of beneficial interest were as follows:

Share Class	Shares	Amount

Class A
Six months ended May 31, 2024:
Shares sold	350,942	$2,546,456
Shares issued in reinvestment of dividends and distributions	185,211	1,381,950
Shares purchased	(446,153)	(3,237,047)
Net increase (decrease) in shares outstanding before conversion	90,000	691,359
Shares issued upon conversion from other share class(es)	584,681	4,180,956
Shares purchased upon conversion into other share class(es)	(234,545)	(1,718,078)
Net increase (decrease) in shares outstanding	440,136	$3,154,237

Year ended November 30, 2023:
Shares sold	536,700	$3,647,440
Shares issued in reinvestment of dividends and distributions	398,882	2,678,278
Shares purchased	(1,236,180)	(8,344,249)
Net increase (decrease) in shares outstanding before conversion	(300,598)	(2,018,531)
Shares issued upon conversion from other share class(es)	635,294	4,324,886
Shares purchased upon conversion into other share class(es)	(234,752)	(1,599,868)
Net increase (decrease) in shares outstanding	99,944	$706,487

PGIM Jennison MLP Fund  23

Notes to Financial Statements (unaudited) (continued)

Share Class	Shares	Amount

Class C
Six months ended May 31, 2024:
Shares sold	247,303	$1,646,205
Shares issued in reinvestment of dividends and distributions	150,499	1,004,573
Shares purchased	(391,183)	(2,528,888)
Net increase (decrease) in shares outstanding before conversion	6,619	121,890
Shares purchased upon conversion into other share class(es)	(504,384)	(3,241,542)
Net increase (decrease) in shares outstanding	(497,765)	$(3,119,652)

Year ended November 30, 2023:
Shares sold	475,888	$2,927,065
Shares issued in reinvestment of dividends and distributions	400,378	2,432,449
Shares purchased	(963,993)	(5,900,390)
Net increase (decrease) in shares outstanding before conversion	(87,727)	(540,876)
Shares purchased upon conversion into other share class(es)	(460,832)	(2,827,966)
Net increase (decrease) in shares outstanding	(548,559)	$(3,368,842)

Class Z
Six months ended May 31, 2024:
Shares sold	3,576,812	$26,979,156
Shares issued in reinvestment of dividends and distributions	1,617,068	12,554,748
Shares purchased	(7,888,948)	(59,799,949)
Net increase (decrease) in shares outstanding before conversion	(2,695,068)	(20,266,045)
Shares issued upon conversion from other share class(es)	256,558	1,950,734
Shares purchased upon conversion into other share class(es)	(158,550)	(1,179,743)
Net increase (decrease) in shares outstanding	(2,597,060)	$(19,495,054)

Year ended November 30, 2023:
Shares sold	8,999,446	$62,776,076
Shares issued in reinvestment of dividends and distributions	3,895,738	27,111,511
Shares purchased	(15,637,880)	(108,729,403)
Net increase (decrease) in shares outstanding before conversion	(2,742,696)	(18,841,816)
Shares issued upon conversion from other share class(es)	290,037	2,036,701
Shares purchased upon conversion into other share class(es)	(498,730)	(3,556,047)
Net increase (decrease) in shares outstanding	(2,951,389)	$(20,361,162)

Share Class	Shares	Amount

Class R6
Six months ended May 31, 2024:
Shares sold	1,891,833	$14,843,928
Shares issued in reinvestment of dividends and distributions	237,043	1,852,030
Shares purchased	(1,313,923)	(9,980,482)
Net increase (decrease) in shares outstanding before conversion	814,953	6,715,476
Shares issued upon conversion from other share class(es)	979	7,673
Net increase (decrease) in shares outstanding	815,932	$6,723,149

Year ended November 30, 2023:
Shares sold	1,787,396	$12,582,817
Shares issued in reinvestment of dividends and distributions	528,850	3,684,417
Shares purchased	(3,777,797)	(26,138,650)
Net increase (decrease) in shares outstanding before conversion	(1,461,551)	(9,871,416)
Shares issued upon conversion from other share class(es)	224,695	1,622,294
Net increase (decrease) in shares outstanding	(1,236,856)	$(8,249,122)

8.	Borrowings

The RIC, on behalf of the Fund, along with other affiliated registered investment companies (the “Participating Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the SCA in effect at the reporting period-end.

SCA
Term of Commitment	9/29/2023 - 9/26/2024
Total Commitment	$ 1,200,000,000
Annualized Commitment Fee on the Unused Portion of the SCA	0.15%
Annualized Interest Rate on Borrowings	1.00% plus the higher of (1) the effective federal funds rate, (2) the daily SOFR rate plus 0.10% or (3) zero percent

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Participating Funds in the SCA equitably.

The Fund did not utilize the SCA during the reporting period ended May 31, 2024.

PGIM Jennison MLP Fund  25

Notes to Financial Statements (unaudited) (continued)

9.	Risks of Investing in the Fund

The Fund’s risks include, but are not limited to, some or all of the risks discussed below. For further information on the Fund’s risks, please refer to the Fund’s Prospectus and Statement of Additional Information.

Economic and Market Events Risk: Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth or the functioning of the securities markets, or otherwise reduce inflation, may at times result in unusually high market volatility, which could negatively impact performance. Governmental efforts to curb inflation often have negative effects on the level of economic activity. Relatively reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.

Energy Sector Risk: The Fund concentrates its investments in the energy sector, and will therefore be susceptible to adverse economic, environmental, business, regulatory or other occurrences affecting that sector. The energy sector has historically experienced substantial price volatility. Energy companies may have relatively high levels of debt and may be more likely than other companies to restructure their businesses if there are downturns in energy markets or in the global economy. A downturn in the energy sector could have a larger impact on the Fund than on funds that are broadly diversified across many sectors and industries. At times, the performance of securities of companies in the energy sector may lag behind the performance of other sectors or industries or the broader market as a whole. MLPs and other companies operating in the energy sector are subject to specific risks, including, among others, fluctuations in commodity prices which may result from changes in general economic conditions or political circumstances (especially of key energy producing and consuming countries), market conditions, weather patterns, domestic production levels, volume of imports, energy conservation, domestic and foreign governmental regulation, international politics, policies of the Organization of Petroleum Exporting Countries (“OPEC”), taxation, tariffs, and the availability and costs of local, intrastate and interstate transportation methods; reduced consumer demand for commodities such as oil, natural gas or petroleum products; reduced availability of natural gas or other commodities for transporting, processing, storing or delivering; slowdowns in new construction; extreme weather or other natural disasters; and threats of attack by terrorists on energy assets. The energy sector is highly regulated. Changes in the regulatory environment for energy companies may adversely impact their profitability. There is an inherent risk that MLPs and other companies operating in the energy sector may incur environmental costs and liabilities due to the nature of their businesses and the substances they handle. Hydraulic fracturing, or “fracking,” is a relatively new technique for releasing and extracting natural gas trapped in underground shale formations. The fracking sector is facing allegations from environmentalists and some landowners that the technique may cause serious difficulties, which has led to uncertainty about the nature, extent, and cost of the environmental regulation to which it may ultimately be subject.

Equity and Equity-Related Securities Risk: Equity and equity-related securities may be subject to changes in value, and their values may be more volatile than those of other asset classes. In addition to an individual security losing value, the value of the equity markets or a sector in which the Fund invests could go down. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.

Foreign Securities Risk: Investments in securities of non-U.S. issuers (including those denominated in U.S. dollars) may involve more risk than investing in securities of U.S. issuers. Foreign political, economic and legal systems, especially those in developing and emerging market countries, may be less stable and more volatile than in the United States. Foreign legal systems generally have fewer regulatory requirements than the U.S. legal system, particularly those of emerging markets. In general, less information is publicly available with respect to non-U.S. companies than U.S. companies. Non-U.S. companies generally are not subject to the same accounting, auditing, and financial reporting standards as are U.S. companies. Additionally, the changing value of foreign currencies and changes in exchange rates could also affect the value of the assets the Fund holds and the Fund’s performance. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest or dividends to investors located outside the country, due to blockage of foreign currency exchanges or otherwise. Investments in emerging markets are subject to greater volatility and price declines.

In addition, the Fund’s investments in non-U.S. securities may be subject to the risks of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of non-U.S. currency, confiscatory taxation and adverse diplomatic developments. Special U.S. tax considerations may apply.

Increase in Expenses Risk: Your actual cost of investing in the Fund may be higher than the expenses shown in the Fund’s prospectus expense table for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile. Active and frequent trading of Fund securities can increase expenses.

Large Shareholder and Large Scale Redemption Risk: Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its

PGIM Jennison MLP Fund  27

Notes to Financial Statements (unaudited) (continued)

investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.

Liquidity Risk: Liquidity risk is the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors’ interests in the Fund. The Fund may invest in instruments that trade in lower volumes and are more illiquid than other investments. If the Fund is forced to sell these investments to pay redemption proceeds or for other reasons, the Fund may lose money. In addition, when there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may have to accept a lower price or may not be able to sell the instrument at all. An inability to sell a portfolio position can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities.

Management Risk: Actively managed funds are subject to management risk. The subadviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but the subadviser’s judgements about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements may be incorrect. Additionally, the investments selected for the Fund may underperform the markets in general, the Fund’s benchmark and other funds with similar investment objectives.

Market Disruption and Geopolitical Risks: Market disruption can be caused by economic, financial or political events and factors, including but not limited to, international wars or conflicts (including Russia’s military invasion of Ukraine and the Israel-Hamas war), geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), instability in regions such as Asia, Eastern Europe and the Middle East, terrorism, natural disasters and public health epidemics (including the outbreak of COVID-19 globally).

The extent and duration of such events and resulting market disruptions cannot be predicted, but could be substantial and could magnify the impact of other risks to the Fund. These and other similar events could adversely affect the U.S. and foreign financial markets and lead to increased market volatility, reduced liquidity in the securities markets, significant negative impacts on issuers and the markets for certain securities and commodities and/or government intervention. They may also cause short- or long-term economic uncertainties in the United States and worldwide. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively impacted. Further, due to closures of certain markets and restrictions on trading certain securities, the value of certain securities held by the Fund could be significantly impacted, which could lead to such securities being valued at zero.

Market Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

Master Limited Partnerships Risk: The risks of investing in an MLP are generally those involved in investing in a partnership as opposed to a corporation. For example, state law governing partnerships is often less restrictive than state law governing corporations. Accordingly, there may be fewer protections afforded investors in an MLP than investors in a corporation. Investments held by MLPs may be relatively illiquid, limiting the MLPs’ ability to vary their portfolios promptly in response to changes in economic or other conditions. MLPs may have limited financial resources, their securities may trade infrequently and in limited volume, and they may be subject to more abrupt or erratic price movements than securities of larger or more broadly-based companies. The Fund’s investment in MLPs also subjects the Fund to the risks associated with the specific industry or industries in which the MLPs invest, risks related to limited control and limited rights to vote on matters affecting the MLP, risks related to potential conflicts of interest between the MLP and the MLP’s general partner, cash flow risks, dilution risks and risks related to the general partner’s right to require unit-holders to sell their common units at an undesirable time or price. MLPs are generally considered interest-rate sensitive investments. During periods of interest rate volatility, these investments may not provide attractive returns. Since MLPs generally conduct business in multiple states, the Fund may be subject to income or franchise tax in each of the states in which the partnership does business. The additional cost of preparing and filing the tax returns and paying the related taxes may adversely impact the Fund’s return on its investment in MLPs.

Non-Diversified Investment Company Risk: The Fund is non-diversified for purposes of the 1940 Act. This means that the Fund may invest a greater percentage of its assets in the securities of a single company or other issuer than a diversified fund. Investing in a non-diversified fund involves greater risk than investing in a diversified fund because a loss resulting from the decline in value of any one security may represent a greater portion of the total assets of a non-diversified fund.

Small and Medium Sized Companies Risk: Small and medium sized companies usually offer a smaller range of products and services than larger companies. Smaller companies may also have limited financial resources and may lack management depth. As a result, their prices may fluctuate more than the stocks of larger, more established companies. Historically, small and medium sized companies have sometimes gone through extended periods when they did not perform as well as larger companies. Small and medium sized companies generally are more illiquid than larger companies, which may make such investments more difficult to sell at the time and price that the Fund would like.

Tax Risk: The Fund’s investment policies involve complicated and in some cases unsettled accounting, tax and valuation issues that may result in unexpected and potentially

PGIM Jennison MLP Fund  29

Notes to Financial Statements (unaudited) (continued)

significant consequences for the Fund and its shareholders. Tax risks associated with investments in the Fund include but are not limited to the following:

MLP Tax Risk: A change in current tax law or a change in the underlying business mix of a given MLP could result in the MLP being treated as a corporation rather than a partnership for U.S. federal income tax purposes, which would result in the MLP being required to pay U.S. federal income tax (as well as state and local income taxes) on its taxable income. This would have the effect of reducing the amount of cash available for distribution by the MLP and could result in a reduction in the value of the Fund’s investment in the MLP and lower income to the Fund.

Fund Structure Risk: Unlike traditional mutual funds that are structured as regulated investment companies for U.S. federal income tax purposes, the Fund will be taxable as a regular corporation, or “C” corporation, for U.S. federal income tax purposes. This means the Fund generally will be subject to U.S. federal income tax on its taxable income at the rates applicable to corporations (currently a flat rate of 21%), and will also be subject to state and local income taxes. The 20% deduction for “qualified business income” and certain other items of income will not be available to Fund shareholders, but might be available to an individual investing directly in an MLP.

Tax Estimation/NAV Risk: In calculating the Fund’s daily net asset value (“NAV”), the Fund will, among other things, account for its current taxes and deferred tax liability and/or asset balances. Any deferred tax liability balance will reduce the Fund’s NAV, and any deferred tax asset balance (reduced by any valuation allowance) will increase the Fund’s NAV. To estimate these amounts, the Fund will rely to some extent on information provided by MLPs, which may not be provided on a timely basis. The daily estimate of these amounts could vary dramatically from the Fund’s actual tax liability or benefit, and, as a result, the determination of the Fund’s actual tax liability or benefit may have a material impact on the Fund’s NAV. From time to time, the Fund may modify its estimates or assumptions regarding its current taxes and deferred tax liability and/or asset balances as new information becomes available, which modifications in estimates or assumptions may have a material impact on the Fund’s NAV.

Distribution Risk: Due to the tax characterization of distributions made by MLPs, the Fund expects that a significant portion of its distributions will consist of return of capital for U.S. federal tax purposes. Additionally, to the extent that the Fund’s distributions to shareholders approximately equal the distribution rate that the Fund receives from the Fund’s MLP investments and the other securities in which the Fund invests, including any income (without any deduction for Fund expenses), a larger portion of the Fund’s distribution to shareholders will consist of return of capital for U.S. federal tax purposes than the distributions the Fund receives from the MLPs. Generally, a fund distribution will constitute return of capital, rather than a qualified or other taxable dividend, to the extent that it exceeds the Fund’s current and accumulated earnings and profits. Return of capital reduces a shareholder’s adjusted cost basis in the Fund’s shares, impacting the amount of any capital gains or loss realized by the shareholder upon selling the Fund’s shares. Once a shareholder’s adjusted cost basis has been reduced to zero (due to return of capital), any further distributions will be treated as capital gains.

PGIM Jennison MLP Fund  31

Other Information

Form N-CSR Item 8 - Changes in and Disagreements with Accountants for Open-End Management Investment Companies - None.

Form N-CSR Item 9 - Proxy Disclosures for Open-End Management Investment Companies- None.

Form N-CSR Item 10 - Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies – Included as part of the financial statements filed under Item 7 of this Form.

Form N-CSR Item 11 - Statement Regarding Basis for Approval of Investment Advisory Contract– None.

Item 12 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not
applicable.

Item 13 – Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 14 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers –
Not applicable.

Item 15 – Submission of Matters to a Vote of Security Holders – There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16 – Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There has been no significant change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17 – Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not
applicable.

Item 18 – Recovery of Erroneously Awarded Compensation – Not applicable.

Item 19 – Exhibits

(a)(1) Code of Ethics – Not required, as this is not an annual filing.

(a)(2) Policy required by the listing standards adopted pursuant to Rule 10D-1 under the Securities Exchange Act of 1934 – Not applicable.

(a)(3) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 – Attached hereto as Exhibit EX-99.CERT.

(a)(3)(1) Any written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940 – Not applicable.

(a)(3)(2) Change in the registrant’s independent public accountant – Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Prudential Investment Portfolios 18

By:	/s/ Andrew R. French
Andrew R. French
Secretary

Date:	July 17, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	July 17, 2024

By:	/s/ Christian J. Kelly
Christian J. Kelly
Chief Financial Officer (Principal Financial Officer)

Date:	July 17, 2024